Short-term debt and short-term debt from related parties	3 Months Ended
Mar. 31, 2020
Short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties

5.    Short-term debt and short-term debt from related parties

At March 31, 2020 and December 31, 2019, short-term debt and short-term debt from related parties consisted of the following:

Short-term debt and short-term debt from related parties

in € THOUS

	March 31,	December 31,
	2020	2019
Commercial paper program	929,775	999,732
Borrowings under lines of credit	570,833	143,875
Other	6,303	6,381
Short-term debt	1,506,911	1,149,988
Short-term debt from related parties (see note 3 c)	520,600	21,865
Short-term debt and short-term debt from related parties	2,027,511	1,171,853

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. At March 31, 2020, borrowings under lines of credit related to this cash management system were €352,846. As of December 31, 2019, borrowings under lines of credit in the amount of €152,598 were offset under this cash management system.

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,000,000 can be issued. At March 31, 2020, the outstanding commercial paper amounted to €930,000  (December 31, 2019: €1,000,000).

Other

At March 31, 2020, the Company had €6,303  (December 31, 2019: €6,381) of other debt outstanding related to fixed payments outstanding for acquisitions.

Short-term debt from related parties

On July 31, 2019, the Company and one of its subsidiaries, as borrowers, and Fresenius SE, as lender, amended and restated an unsecured loan agreement to increase the aggregate amount from $400,000 to €600,000. The Company and one of its subsidiaries may request and receive one or more short-term advances until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 3 c).